Annual Fund Operating Expenses	Oct. 28, 2025
IMS Capital Value Fund - Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.21%
Component1 Other Expenses	0.56%
Component2 Other Expenses	0.03%
Expenses (as a percentage of Assets)	1.80%
IMS Strategic Income Fund - Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.26%
Component1 Other Expenses	1.70%
Component2 Other Expenses	0.07%
Expenses (as a percentage of Assets)	3.03%
Fee Waiver or Reimbursement	(1.01%)	[1]
Net Expenses (as a percentage of Assets)	2.02%
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027

[1]	Pinnacle Wealth Advisors, Inc. (the “Adviser”) has entered into an Expense Limitation Agreement with the Income Fund under which the Adviser has agreed to waive or reimburse expenses of the Income Fund, if necessary, in an amount that limits the Income Fund’s annual operating expenses (exclusive of interest, distribution fees under Rule 12b-1 Plans, acquired fund fees and expenses, brokerage commissions, taxes, borrowing costs such as interest dividend expenses on short sales, acquired fund fees and expenses, other expenditures that are capitalized following generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund’s business) to not more than 1.95% until and through at least October 31, 2027. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Income Fund within three years from the date of the waiver or reimbursement, provided that the Income Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of repayment. Before October 31, 2027, the agreement cannot be terminated without the approval of the Income Fund’s Board of Trustees.